Financial assets and liabilities - Carrying amount and undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Borrowings	$ 8,308	$ 8,590
Undrawn amount	814	264
Not later than one year
Financial assets and liabilities
Borrowings	2	8
Undrawn amount	1	1
Expiring beyond one year
Financial assets and liabilities
Undrawn amount	813	263
Euro
Financial assets and liabilities
Borrowings	2,319	2,458
U.S. dollar
Financial assets and liabilities
Borrowings	5,452	6,130
British pounds
Financial assets and liabilities
Borrowings	$ 537	$ 2